Treasury risk management - Summary of Derivative Cash Flow Hedges (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Derivative Cash Flow Hedges [Line Items]
Foreign exchange cash inflows	€ 2,717	€ 2,807
Foreign exchange cash outflows	(2,696)	(2,842)
Interest rate swaps cash inflows	2,586	3,050
Interest rate swaps cash outflows	(2,658)	(3,084)
Commodity contracts cash inflows	126	8
Commodity contracts cash outflows	(20)	(22)
€ million Due within 1 year
Disclosure Of Derivative Cash Flow Hedges [Line Items]
Foreign exchange cash inflows	2,717	2,807
Foreign exchange cash outflows	(2,696)	(2,842)
Interest rate swaps cash inflows	70	526
Interest rate swaps cash outflows	(71)	(528)
Commodity contracts cash inflows	126	8
Commodity contracts cash outflows	(20)	(22)
€ million Due between 1 and 2 years
Disclosure Of Derivative Cash Flow Hedges [Line Items]
Foreign exchange cash inflows	0	0
Foreign exchange cash outflows	0	0
Interest rate swaps cash inflows	70	68
Interest rate swaps cash outflows	(71)	(68)
Commodity contracts cash inflows	0	0
Commodity contracts cash outflows	0	0
€ million Due between 2 and 3 years
Disclosure Of Derivative Cash Flow Hedges [Line Items]
Foreign exchange cash inflows	0	0
Foreign exchange cash outflows	0	0
Interest rate swaps cash inflows	1,017	68
Interest rate swaps cash outflows	(982)	(68)
Commodity contracts cash inflows	0	0
Commodity contracts cash outflows	0	0
€ million Due between 3 and 4 years
Disclosure Of Derivative Cash Flow Hedges [Line Items]
Foreign exchange cash inflows	0	0
Foreign exchange cash outflows	0	0
Interest rate swaps cash inflows	42	959
Interest rate swaps cash outflows	(58)	(978)
Commodity contracts cash inflows	0	0
Commodity contracts cash outflows	0	0
€ million Due between 4 and 5 years
Disclosure Of Derivative Cash Flow Hedges [Line Items]
Foreign exchange cash inflows	0	0
Foreign exchange cash outflows	0	0
Interest rate swaps cash inflows	592	42
Interest rate swaps cash outflows	(624)	(55)
Commodity contracts cash inflows	0	0
Commodity contracts cash outflows	0	0
€ million Due after 5 years
Disclosure Of Derivative Cash Flow Hedges [Line Items]
Foreign exchange cash inflows	0	0
Foreign exchange cash outflows	0	0
Interest rate swaps cash inflows	795	1,387
Interest rate swaps cash outflows	(852)	(1,387)
Commodity contracts cash inflows	0	0
Commodity contracts cash outflows	0	0
€ million Net carrying amount as shown in balance sheet
Disclosure Of Derivative Cash Flow Hedges [Line Items]
Foreign exchange cash inflows	0	0
Foreign exchange cash outflows	31	(6)
Interest rate swaps cash inflows	55	48
Interest rate swaps cash outflows	0	0
Commodity contracts cash inflows	126	8
Commodity contracts cash outflows	€ (20)	€ (22)